Revenue	9 Months Ended
Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
For the nine- and three-month periods ended September 30, 2022 and 2021, the revenues were as follows:
A.Revenue disaggregation

For the nine-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP(1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	299,855,589	—	—	189,995,176	186,156,710	—	1,572,358	677,579,833
Other	110,614,077		—	—	—	7,685,362	—	3,490,022	121,789,461
Europe	51,806,039		—	—	—	473,711	—	—	52,279,750
Local	258,672		838,991,607	1,179,703	—	62,032,685	697	10,080,147	912,543,511
Incentive for automotive fuels	—		103,720,586	—	—	—	—	—	103,720,586
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
2021
United States	Ps.	190,703,167	—	—	—	163,210,462	—	3,220,503	357,134,132
Other	97,011,172		—	—	—	8,634,286	—	426,538	106,071,996
Europe	47,753,474		—	—	—	1,410,469	—	—	49,163,943
Local	210,115		493,236,168	2,134,218	—	36,207,403	1,349	5,539,255	537,328,508
Total	Ps.	335,677,928	493,236,168	2,134,218	—	209,462,620	1,349	9,186,296	1,049,698,579
Major products and services
2022
Crude oil	Ps.	462,275,705	—	—	—	855,600	—	—	463,131,305
Gas	178,927		98,482,899	—	—	81,767,753	—	—	180,429,579
Refined petroleum products	—		723,842,052	—	64,698,229	162,534,002	—	—	951,074,283
Incentive for automotive fuels	—		103,720,586	—	—	—	—	—	103,720,586
Other	—		15,818,232	—	124,460,125	9,586,346	—	15,131,707	164,996,410
Services	79,745		848,424	1,179,703	836,822	1,604,767	697	10,820	4,560,978
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
2021
Crude oil	Ps.	335,467,813	—	—	—	3,465,416	—	—	338,933,229
Gas	136,732		80,937,016	—	—	52,260,340	—	—	133,334,088
Refined petroleum products	—		400,547,323	—	—	139,154,419	—	—	539,701,742
Other	—		11,315,992	—	—	13,756,790	—	9,178,781	34,251,563
Services	73,383		435,837	2,134,218	—	825,655	1,349	7,515	3,477,957
Total	Ps.	335,677,928	493,236,168	2,134,218	—	209,462,620	1,349	9,186,296	1,049,698,579
Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	462,454,632	896,577,312	1,179,703	189,158,354	254,743,701	—	15,131,707	1,819,245,409
Products and services transferred over the time	79,745		46,134,881	—	836,822	1,604,767	697	10,820	48,667,732
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
2021
Products transferred at a point in time	Ps.	335,604,545	452,221,209	2,134,218	—	208,636,965	—	9,178,783	1,007,775,720
Products and services transferred over the time	73,383		41,014,959	—	—	825,655	1,349	7,513	41,922,859
Total	Ps.	335,677,928	493,236,168	2,134,218	—	209,462,620	1,349	9,186,296	1,049,698,579
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

For the three-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP(1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	93,636,395	—	—	62,489,749	60,755,674	—	591,823	217,473,641
Other	42,547,831		—	—	—	3,537,791	—	442,082	46,527,704
Europe	17,930,576		—	—	—	(1,852,636)	—	—	16,077,940
Local	65,111		294,777,732	424,185	—	23,057,020	169	3,746,185	322,070,402
Incentive for automotive fuels	—		28,665,402	—	—	—	—	—	28,665,402
Total	Ps.	154,179,913	323,443,134	424,185	62,489,749	85,497,849	169	4,780,090	630,815,089
2021
United States	Ps.	73,764,760	—	—	—	62,211,796	—	1,752,012	137,728,568
Other	37,747,348		—	—	—	855,572	—	99,783	38,702,703
Europe	17,327,071		—	—	—	13,747	—	—	17,340,818
Local	89,370		174,624,189	726,852	—	13,368,245	292	2,128,670	190,937,618
Total	Ps.	128,928,549	174,624,189	726,852	—	76,449,360	292	3,980,465	384,709,707
Major products and services
2022
Crude oil	Ps.	154,114,802	—	—	—	855,600	—	—	154,970,402
Gas	41,358		33,893,671	—	(4,592,291)	31,990,138	—	—	61,332,876
Refined petroleum products	—		256,507,009	—	3,654,126	45,070,568	—	—	305,231,703
Incentive for automotive fuels	—		28,665,402	—	—	—	—	—	28,665,402
Other	—		4,071,502	—	63,428,467	7,045,816	—	4,775,659	79,321,444
Services	23,753		305,550	424,185	(553)	535,727	169	4,431	1,293,262
Total	Ps.	154,179,913	323,443,134	424,185	62,489,749	85,497,849	169	4,780,090	630,815,089
2021
Crude oil	Ps.	128,839,179	—	—	—	3,442,278	—	—	132,281,457
Gas	58,749		26,658,180	—	—	18,437,211	—	—	45,154,140
Refined petroleum products	—		143,534,048	—	—	42,274,060	—	—	185,808,108
Other	—		4,170,693	—	—	11,901,859	—	3,979,220	20,051,772
Services	30,621		261,268	726,852	—	393,952	292	1,245	1,414,230
Total	Ps.	128,928,549	174,624,189	726,852	—	76,449,360	292	3,980,465	384,709,707
Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	154,156,160	305,782,974	424,185	62,490,302	84,962,122	—	4,775,659	612,591,402
Products and services transferred over the time	23,753		17,660,160	—	(553)	535,727	169	4,431	18,223,687
Total	Ps.	154,179,913	323,443,134	424,185	62,489,749	85,497,849	169	4,780,090	630,815,089
2021
Products transferred at a point in time	Ps.	128,897,928	163,799,735	726,852	—	76,055,408	—	3,979,220	373,459,143
Products and services transferred over the time	30,621		10,824,454	—	—	393,952	292	1,245	11,250,564
Total	Ps.	128,928,549	174,624,189	726,852	—	76,449,360	292	3,980,465	384,709,707
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.
Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to 2 months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially by estimating variables such as quality and volume claims, delays in boarding etc.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.
Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.
When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.
B.Accounts receivable in the statement of financial position
As of September 30, 2022 and December 31, 2021, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 130,514,339 and Ps. 101,259,081, respectively (see Note 10).
C.Practical expedients
i.Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.
ii.Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.
D.Incentive for automotive fuels
On March 4, 2022, the Mexican Government published a decree in the Official Gazette of the Federation establishing a tax incentive pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which the gasoline is traded in the domestic market. For the nine- and three-month periods ended September 30, 2022, this complementary incentive amounted Ps.103,720,586 and Ps. 28,665,402, respectively, which are included as a separate line item in total sales in the Statement of Comprehensive Income.